Annual Total Returns - Fidelity® New Jersey AMT Tax-Free Money Market Fund [BarChart] - 11.30 Fidelity New Jersey Municipal Funds - Retail Combo PRO-14 - Fidelity® New Jersey AMT Tax-Free Money Market Fund - Fidelity New Jersey AMT Tax-Free Money Market Fund-Retail Class
Jan. 29, 2022
Bar Chart Table:
Annual Return 2012	0.03%
Annual Return 2013	0.01%
Annual Return 2014	0.07%
Annual Return 2015	0.01%
Annual Return 2016	0.19%
Annual Return 2017	0.59%
Annual Return 2018	1.15%
Annual Return 2019	1.18%
Annual Return 2020	0.36%
Annual Return 2021	0.03%